                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CALAMOS PARTNERS LLC
Address:   2020 Calamos Court
           Naperville, Illinois 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Walter R. Randall, Jr.
Title:   Chief Compliance Officer
Phone:   (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Walter R. Randall, Jr.          Naperville, Illinois   February 14, 2007
---------------------------------   --------------------   -----------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:           80

Form 13F Information Table Value Total:     $119,548
                                          (thousands)
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
           COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                  TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER             CLASS       CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP                  COMMON STOCK  034663104     1806     70000 shs      sole       none         70000          0
AMN HEALTHCARE SERVICES INC    COMMON STOCK  001744101     1790     65000 shs      sole       none         65000          0
ALASKA COMM SYSTEMS GROUP      COMMON STOCK  01167P101     2279    150000 shs      sole       none        150000          0
AMBASSADORS INTL               COMMON STOCK  023178106     2281     50000 shs      sole       none         50000          0
ANSOFT CORP                    COMMON STOCK  036384105     3058    110000 shs      sole       none        110000          0
AUXILIUM PHARMACEUTICALS INC   COMMON STOCK  05334D107     1983    135000 shs      sole       none        135000          0
BOOKS-A-MILLION INC            COMMON STOCK  098570104     1928     85000 shs      sole       none         85000          0
BRADLEY PHARMACEUTICALS INC    COMMON STOCK  104576103     2470    120000 shs      sole       none        120000          0
BRUKER BIOSCIENCES CORP        COMMON STOCK  116794108     2028    270000 shs      sole       none        270000          0
BUFFALO WILD WINGS INC         COMMON STOCK  119848109     1862     35000 shs      sole       none         35000          0
CBEYOND COMMUNICATIONS INC     COMMON STOCK  149847105     3059    100000 shs      sole       none        100000          0
CHARLOTTE RUSSE                COMMON STOCK  161048103     3383    110000 shs      sole       none        110000          0
CONCEPTUS INC                  COMMON STOCK  206016107     2342    110000 shs      sole       none        110000          0
CHOLESTECH CORP                COMMON STOCK  170393102     2212    120000 shs      sole       none        120000          0
DOLLAR FINANCIAL CORP          COMMON STOCK  256664103     2090     75000 shs      sole       none         75000          0
EMERGENCY MEDICAL SERVICES     COMMON STOCK  29100P102     2098    100000 shs      sole       none        100000          0
FIRST CONSULTNG                COMMON STOCK  31986R103     2064    150000 shs      sole       none        150000          0
FTD GROUP INC                  COMMON STOCK  30267U108     1968    110000 shs      sole       none        110000          0
GEO CORP INC                   COMMON STOCK  36159R103     2701     72000 shs      sole       none         72000          0
GIGAMEDIA LTD                  COMMON STOCK  Y2711Y104     2784    285000 shs      sole       none        285000          0
GULFMARK OFFSHORE INC          COMMON STOCK  402629109     1683     45000 shs      sole       none         45000          0
GAMETECH INTL INC              COMMON STOCK  36466D102     2038    170000 shs      sole       none        170000          0
GERBER SCIENTIFIC INC          COMMON STOCK  373730100     2512    200000 shs      sole       none        200000          0
HELEN OF TROY LTD              COMMON STOCK  G4388N106     1698     70000 shs      sole       none         70000          0
ICT GROUP INC                  COMMON STOCK  44929Y101     1895     60000 shs      sole       none         60000          0
INTERACT INTELL                COMMON STOCK  45839M103     2018     90000 shs      sole       none         90000          0
INTERWOVEN INC                 COMMON STOCK  46114T508     1834    125000 shs      sole       none        125000          0
LHC GROUP LLC                  COMMON STOCK  50187A107     1910     67000 shs      sole       none         67000          0
MAIDENFORM BRANDS INC          COMMON STOCK  560305104     3080    170000 shs      sole       none        170000          0
NORTHSTAR REALTY FINANCE CORP  REIT          66704R100     1988    120000 shs      sole       none        120000          0
NETRATINGS INC                 COMMON STOCK  64116M108     1663     95000 shs      sole       none         95000          0
NVE CORP                       COMMON STOCK  629445206     1292     42000 shs      sole       none         42000          0
OCWEN FINANCIAL CORP           COMMON STOCK  675746309     1665    105000 shs      sole       none        105000          0
OPNET TECHNOLOGIES INC         COMMON STOCK  683757108     2457    170000 shs      sole       none        170000          0
PERRY ELLIS INTL               COMMON STOCK  288853104     2050     50000 shs      sole       none         50000          0
PERFICIENT INC                 COMMON STOCK  71375U101     1969    120000 shs      sole       none        120000          0
PEOPLESUPPORT INC              COMMON STOCK  712714302     2631    125000 shs      sole       none        125000          0
ROBBINS & MYERS INC            COMMON STOCK  770196103     2066     45000 shs      sole       none         45000          0
ROCK-TENN CO -CL A             COMMON STOCK  772739207     2169     80000 shs      sole       none         80000          0
RENASANT CORP                  COMMON STOCK  75970E107     1532     50000 shs      sole       none         50000          0
BOSTON BEER CO INC -CL A       COMMON STOCK  100557107     1799     50000 shs      sole       none         50000          0
SMITH MICRO SOFTWARE           COMMON STOCK  832154108     1632    115000 shs      sole       none        115000          0
SYNNEX CORP                    COMMON STOCK  87162W100     3072    140000 shs      sole       none        140000          0
SPARTAN STORES INC             COMMON STOCK  846822104     1674     80000 shs      sole       none         80000          0
SAVIENT PHARMACEUTICALS INC    COMMON STOCK  80517Q100     2242    200000 shs      sole       none        200000          0
TYLER TECH INC                 COMMON STOCK  902252105     1758    125000 shs      sole       none        125000          0
ULTRA CLEAN HOLDINGS           COMMON STOCK  90385V107     1544    125000 shs      sole       none        125000          0
VOCUS INC                      COMMON STOCK  92858J108     1680    100000 shs      sole       none        100000          0

WORLD ACCEPTANCE CORP          COMMON STOCK  981419104     2113     45000 shs      sole       none         45000          0
WASTE INDUSTRIES USA INC       COMMON STOCK  941057101     1831     60000 shs      sole       none         60000          0
ZOLL MEDICAL CO                COMMON STOCK  989922109     2038     35000 shs      sole       none         35000          0
FORD MOTOR CAP TRUST II        6.50%
                               CONVERTIBLE
                               TRUST PREFER  345395206      451     13200 shs      sole       none         13200          0
AGCO CORP                      1.75% CASH
                               PAY
                               CONVERTIBLE
                               SEN           001084AL6      683    450000 prn      sole       none           450          0
ALLIANT TECHSYS                3%
                               CONVERTIBLE
                               SENIOR
                               SUBORDIN      018804AK0      474    400000 prn      sole       none           400          0
GENERAL CABLE CORP             0.875% SENIOR
                               CONVERTIBLE
                               NOTE          369300AD0      268    250000 prn      sole       none           250          0
BANKUNITED CAPITAL TR          3.125% SENIOR
                               CONTINGENT
                               CONVE         06652BAE3      369    375000 prn      sole       none           375          0
BIOMARIN PHARMA                2.50% SENIOR
                               SUBORDINATED
                               CONV          09061GAC5      437    360000 prn      sole       none           360          0
CUBIST PHARMACEUTICALS INC     2.25%
                               CONVERTIBLE
                               SUBORDINATED  229678AC1      227    250000 prn      sole       none           250          0
COMPUCREDIT CORP               3.625% CASH
                               PAY
                               CONVERTIBLE
                               NO            20478NAB6      285    250000 prn      sole       none           250          0
COMTECH TELECOM                2% SENIOR
                               CONVERTIBLE
                               NOTES DU      205826AD2      593    450000 prn      sole       none           450          0
CERADYNE INC                   2.875%
                               CONVERTIBLE
                               SR SUB NOTE   156710AA3      542    450000 prn      sole       none           450          0
CAPITAL SOURCE INC             3.50%
                               CONVERTIBLE
                               SENIOR NOTES  14055XAD4      406    350000 prn      sole       none           350          0
CSG SYS INTL                   2.50% CASH
                               PAY SENIOR
                               SUBORDIN      126349AB5      569    500000 prn      sole       none           500          0
CYTYC CORP                     2.25% CASH
                               PAY
                               CONVERTIBLE
                               SEN           232946AB9      567    525000 prn      sole       none           525          0
EDWARDS LIFESCIENCES           3.875%
                               CONVERTIBLE
                               SENIOR NOTE   28176EAB4      461    450000 prn      sole       none           450          0
ADVANCED MED OPTICS            2.50% CASH
                               PAY
                               CONVERTIBLE
                               SEN           00763MAG3      243    250000 prn      sole       none           250          0
FORD MOTOR CO                  4.25% SENIOR
                               UNSECURED

                               NOTES D       345370CF5      483    450000 prn      sole       none           450          0
GENZYME CORP                   1.25% SENIOR
                               UNSECURED
                               CONVERT       372917AN4      470    450000 prn      sole       none           450          0
GRIFFON CORP                   4%
                               SUBORDINATED
                               UNSECURED
                               CONV          398433AC6      269    225000 prn      sole       none           225          0
HUMAN GENOME                   2.25%
                               Convertible
                               Subordinated  444903AK4      317    300000 prn      sole       none           300          0
EMDEON CORP (WEBMD)            3.125%
                               CONVERTIBLE
                               SR UNSECURE   94769MAG0      249    250000 prn      sole       none           250          0
HENRY SCHEIN INC               3%
                               CONVERTIBLE
                               SENIOR NOTES
                               DU            806407AB8      304    250000 prn      sole       none           250          0
INTEGRA LIFESCI 2.50%          2.50%
                               Convertible
                               Notes due 20  457985AD1      653    505000 prn      sole       none           505          0
ITRON INC                      2.50%
                               CONVERTIBLE
                               SENIOR SUBOR  465741AJ5      321    300000 prn      sole       none           300          0
INVITROGEN                     2%
                               CONVERTIBLE
                               SENIOR NOTES
                               DU            46185RAJ9      251    250000 prn      sole       none           250          0
JAKKS PACIFIC                  4.625%
                               CONVERTIBLE
                               SENIOR NOTE   47012EAB2      458    350000 prn      sole       none           350          0
MILLENNIUM PHARMACEUTICALS INC 2.25%
                               Convertible
                               Notes due 20  599902AD5      397    400000 prn      sole       none           400          0
ON SEMICONDUCTOR CORP          1.875% SR SUB
                               CASH PAY
                               CONVERT       682189AD7      254    200000 prn      sole       none           200          0
SLM CORP (CATZ)                FLOATING RATE
                               CONVERTIBLE
                               SENI          78442PAC0      371    370000 prn      sole       none           370          0
TRINITY INDUSTRIES INC         3.875%
                               CONVERTIBLE
                               SENIOR NOTE   896522AF6      457    450000 prn      sole       none           450          0